Deposits (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2012 Switzerland CHF	Dec. 31, 2011 Switzerland CHF	Dec. 31, 2012 Foreign CHF	Dec. 31, 2011 Foreign CHF	Dec. 31, 2012 Bank USD ($)	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank USD ($)	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Switzerland CHF	Dec. 31, 2011 Bank Switzerland CHF	Dec. 31, 2012 Bank Foreign CHF	Dec. 31, 2011 Bank Foreign CHF
Deposits
Non-interest-bearing demand deposits		12,803,000,000		15,664,000,000	8,282,000,000	11,446,000,000	4,521,000,000	4,218,000,000		12,803,000,000		15,655,000,000	8,282,000,000	11,441,000,000	4,521,000,000	4,214,000,000
Interest-bearing demand deposits		157,369,000,000		133,029,000,000	132,393,000,000	113,403,000,000	24,976,000,000	19,626,000,000		155,065,000,000		131,670,000,000	129,352,000,000	110,919,000,000	25,713,000,000	20,751,000,000
Savings deposits		60,147,000,000		54,433,000,000	60,103,000,000	54,395,000,000	44,000,000	38,000,000		52,578,000,000		47,250,000,000	52,534,000,000	47,212,000,000	44,000,000	38,000,000
Time deposits		109,007,000,000		150,422,000,000	10,786,000,000	16,841,000,000	98,221,000,000	133,581,000,000		107,818,000,000		149,632,000,000	8,965,000,000	15,473,000,000	98,853,000,000	134,159,000,000
Total deposits		339,326,000,000		353,548,000,000	211,564,000,000	196,085,000,000	127,762,000,000	157,463,000,000		328,264,000,000		344,207,000,000	199,133,000,000	185,045,000,000	129,131,000,000	159,162,000,000
of which due to banks		31,014,000,000		40,147,000,000						30,574,000,000		40,077,000,000
of which customer deposits		308,312,000,000		313,401,000,000						297,690,000,000		304,130,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		108,887,000,000		149,985,000,000						107,705,000,000		160,992,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000		100,000						100,000		100,000
Overdrawn deposits not included in total deposits, reclassified as loans		67,000,000		51,000,000						67,000,000		51,000,000